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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Investor AB
Address:      Arsenalsgatan 8C, S-103, 32
              Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Borje Ekholm
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto          New York, New York         February 12, 2004
-------------------          ------------------------   -----------------
(Signature)                  (City, State)              (Date)

/s/  Borje Ekholm            New York, New York         February 12, 2004
-----------------            -------------------------  -----------------
(Signature)                  (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         4
                                                    --------
Form 13F Information Table Entry Total:                   14
                                                    --------
Form 13F Information Table Value Total:             $308,144
                                                    --------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.           Form 13F File Number            Name
---           --------------------            ----
1.            Not Known                       Investor Trading AB
2.            Not Known                       Investor Growth Capital Limited
3.            Not Known                       Investor Group L.P.
4.            Not Known                       Duba AB

                                                        Investor AB
                                                          Form 13F
                                               Quarter ended December 31, 2003

                         Title                Value      Shares/
                         of                   (x         Prn          Sh/   Put/   Investment   Other         Voting Authority
Name of Issuer           Class    CUSIP       $1,000)    Amt          Prm   Call   Discretion   Managers   Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC     COM      031652100      19,954    1,100,000  SH           Defined        2             1,100,000
------------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA INC         COM      054923107      24,803    1,584,837  SH           Defined       2, 3           1,584,837
------------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER CORP      COM      091797100         690       14,000  SH           Defined        1                14,000
------------------------------------------------------------------------------------------------------------------------------------
EDT LEARNING INC         COM      26841E107         675      750,000  SH           Defined       2, 3             750,000
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG      COM      313400301       1,750       30,000  SH           Defined        1                30,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
FINISAR                  COM      31787A101         231       73,712  SH           Defined       2, 3              73,712
------------------------------------------------------------------------------------------------------------------------------------
INTUITIVE SURGICAL INC   COM      46120E107      21,615    1,264,772  SH           Defined       2, 3           1,264,772
------------------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS     COM NEW  45031X204      31,747    3,421,051  SH           Defined       2, 3           3,421,051
INC
------------------------------------------------------------------------------------------------------------------------------------
KYPHON INC               COM      501577100      98,966    3,985,748  SH           Defined       2, 3           3,985,748
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO           COM      532457108         703       10,000  SH           Defined        1                10,000
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR            UNIT     631100104          49       13,699  SH    PUT    Defined        2                13,699
                         SER 1
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC               COM      717081103         707       20,000  SH           Defined        1                20,000
------------------------------------------------------------------------------------------------------------------------------------
TESSERA TECHNOLOGIES     COM      88164L100     103,834    5,520,160  SH           Defined        3             5,520,160
INC
------------------------------------------------------------------------------------------------------------------------------------
WYETH                    COM      983024100       2,420       57,000  SH           Defined        1                57,000
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY           14 DATA RECORDS        308,144  4 OTHER  MANAGERS  ON
                                                         WHOSE  BEHALF REPORT IS
                                                         FILED